Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 16,363	$ 16,404	$ 9,166
Impairment charge	0	0	(942)
Operating loss	(8,093)	(3,919)	(5,491)
Other expense	(288)	(244)	(144)
Income tax recovery	0	0	343
Noncontrolling interest expense recovery	1,180	657	407
Net loss from discontinued operations	$ (7,201)	$ (3,506)	$ (4,885)